Derivatives- Cash Flow Hedges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2020
Interest rate contracts
Derivatives in Cash Flow Hedging Relationships
Derivative notional amount			$ 800,000,000
Cash flow hedge
Derivatives in Cash Flow Hedging Relationships
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges	$ (54,000,000)
Cash flow hedge | Foreign currency forward/option contracts
Derivatives in Cash Flow Hedging Relationships
Maximum length of time hedged in cash flow hedge (in months)	36 months
After-tax net unrealized gain (loss) anticipated to be reclassified from AOCI to the income statement within next twelve months	$ 22,000,000
Cash flow hedge | Interest rate contracts
Derivatives in Cash Flow Hedging Relationships
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges		$ (143,000,000)
Cash flow hedge | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives in Cash Flow Hedging Relationships
Additional derivative notional		743,000,000
Derivative notional amount		$ 700,000,000
Cash flow hedge | Treasury rate lock contracts
Derivatives in Cash Flow Hedging Relationships
Derivative notional amount				$ 500,000,000
Cash flow hedge | Interest rate swap and treasury lock in aggregate
Derivatives in Cash Flow Hedging Relationships
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges	$ (100,000,000)